First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments
August 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES – 97.8%
	Capital Markets – 97.8%
150,000	Ares Capital Corp. (a)	$2,923,500
50,000	Bain Capital Specialty Finance, Inc.	787,500
390,000	Barings BDC, Inc. (a)	3,619,200
332,000	BlackRock TCP Capital Corp. (a)	4,096,880
160,000	Blackstone Secured Lending Fund (a)	4,446,400
150,000	Blue Owl Capital Corp. (a)	2,088,000
71,000	Capital Southwest Corp. (a)	1,566,260
42,565	Crescent Capital BDC, Inc. (a)	697,215
38,500	FS KKR Capital Corp. (a)	787,710
135,000	Goldman Sachs BDC, Inc. (a)	1,946,700
280,000	Golub Capital BDC, Inc. (a)	4,026,400
340,000	Hercules Capital, Inc. (a)	5,593,000
111,000	Main Street Capital Corp. (a)	4,477,740
328,000	New Mountain Finance Corp. (a)	4,188,560
10,000	Oaktree Specialty Lending Corp.	200,600
129,657	OFS Capital Corp. (a)	1,389,923
600,000	PennantPark Investment Corp. (a)	3,972,000
44,000	Portman Ridge Finance Corp.	871,200
177,000	Sixth Street Specialty Lending, Inc. (a)	3,570,090
161,000	SLR Investment Corp. (a)	2,448,810
48,000	Trinity Capital, Inc.	703,200
105,000	TriplePoint Venture Growth BDC Corp. (a)	1,169,700
	Total Common Stocks - Business Development Companies	55,570,588
	(Cost $58,409,498)
COMMON STOCKS – 6.3%
	Banks – 1.0%
20,000	Bank of America Corp.	573,400
	Capital Markets – 2.1%
11,000	Blackstone, Inc.	1,170,070
	Financial Services – 2.8%
4,500	Berkshire Hathaway, Inc., Class B (a) (b)	1,620,900
	Insurance – 0.4%
150	Markel Group Inc. (b)	221,838
	Total Common Stocks	3,586,208
	(Cost $2,798,007)
REAL ESTATE INVESTMENT TRUSTS – 5.9%
	Mortgage Real Estate Investment Trusts – 5.9%
110,000	AGNC Investment Corp. (a)	1,090,100
Shares	Description	Value

	Mortgage Real Estate Investment Trusts (Continued)
110,000	Annaly Capital Management, Inc. (a)	$2,229,700
	Total Real Estate Investment Trusts	3,319,800
	(Cost $4,188,659)
	Total Investments – 110.0%	62,476,596
	(Cost $65,396,164)
	Outstanding Loan – (15.1)%	(8,600,000)
	Net Other Assets and Liabilities – 5.1%	2,940,702
	Net Assets – 100.0%	$56,817,298

(a)	All or a portion of this security serves as collateral on the outstanding loan. At August 31, 2023, the segregated value of these securities amounts to $40,529,461.
(b)	Non-income producing security.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of August 31, 2023 is as follows:
	Total Value at 8/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks - Business Development Companies*	$ 55,570,588	$ 55,570,588	$ —	$ —
Common Stocks*	3,586,208	3,586,208	—	—
Real Estate Investment Trusts*	3,319,800	3,319,800	—	—
Total Investments	$ 62,476,596	$ 62,476,596	$—	$—

*	See Portfolio of Investments for industry breakout.